CONDENSED CONSOLIDATED BALANCE SHEETS [Parenthetical] (USD $)	Dec. 31, 2012	Mar. 31, 2012	Mar. 31, 2011
Allowance for doubtful accounts (in dollars)	$ 0	$ 0	$ 0
Inventory valuation reserve (in dollars)	93,338	93,338	1,047,456
Accumulated depreciation on property and equipment (in dollars)	4,979,270	4,659,670	4,189,618
Accumulated amortization on intangible assets (in dollars)	0	0	0
Accumulated amortization on EDA bond offering costs (in dollars)	$ 100,429	$ 93,339	$ 78,898
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	690,000,000	690,000,000	690,000,000
Common stock, shares issued	350,340,298	331,649,728	180,545,657
Common stock, shares outstanding	350,340,298	331,649,728	180,545,657
Treasury stock, shares	100,000	100,000	100,000